Related parties - Other related party transactions and balances (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Dar Telecom Consulting Llc [Member]
Disclosure of transactions between related parties [line items]
Payment made for services received from related party	$ 1,125,384	$ 0	$ 2,588,087
Expense for medical insurance premiums, paid by related party and subsequently invoiced to entity	85,163	85,338	111,136
Receivable, related parties	551,574	0
Sam Darwish [Member]
Disclosure of transactions between related parties [line items]
Expense for medical insurance premiums, paid by related party and subsequently invoiced to entity	38,330	36,648	38,341
Costs incurred and reimbursed on behalf of related party	551,574	196,340	23,556
Cklb International Management Limited [Member]
Disclosure of transactions between related parties [line items]
Services received	$ 300,935	$ 252,615	$ 242,100